The European Equity Fund, Inc.

Schedule of Investments	as of September 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 98.4%
France 24.0%
Banks 2.3%
BNP Paribas SA	50,000	1,816,064

Building Products 3.2%
Cie de Saint-Gobain	59,290	2,503,540

Construction & Engineering 2.4%
Bouygues SA	56,000	1,945,015

Electrical Equipment 1.2%
Schneider Electric SE	7,540	937,631

Entertainment 2.0%
Vivendi SA	56,000	1,562,841

Health Care Equipment & Supplies 1.2%
BioMerieux	6,000	941,363

IT Services 3.7%
Edenred	17,000	765,473
Worldline SA 144A*	26,000	2,137,791
		2,903,264
Machinery 2.6%
Alstom SA*	41,000	2,044,217

Pharmaceuticals 2.5%
Sanofi	20,000	2,001,159

Textiles, Apparel & Luxury Goods 2.9%
Kering SA	3,400	2,262,931
Total France (Cost $18,146,907)		18,918,025

Germany 21.1%
Air Freight & Logistics 4.6%
Deutsche Post AG (Registered)	78,890	3,598,500

Capital Markets 2.2%
Deutsche Boerse AG	10,000	1,756,555

Chemicals 3.3%
Evonik Industries AG	48,000	1,243,894
LANXESS AG	24,000	1,377,571
		2,621,465
Health Care Providers & Services 2.0%
Fresenius Medical Care AG & Co. KGaA	19,160	1,618,074

Insurance 2.2%
Allianz SE (Registered)	9,200	1,765,119

Interactive Media & Services 2.0%
Scout24 AG 144A	18,000	1,572,457

Pharmaceuticals 3.0%
Merck KGaA	16,000	2,336,757

	Shares	Value ($)
Software 1.8%
SAP SE	9,000	1,401,069
Total Germany (Cost $13,196,458)		16,669,996

Switzerland 10.9%
Capital Markets 2.2%
Partners Group Holding AG	1,900	1,751,430

Chemicals 2.5%
Sika AG (Registered)	8,000	1,968,896

Food Products 2.8%
Barry Callebaut AG (Registered)	1,000	2,227,298

Insurance 1.9%
Baloise Holding AG (Registered)	10,000	1,473,627

Technology Hardware, Storage & Peripherals 1.5%
Logitech International SA (Registered)	15,000	1,169,331
Total Switzerland (Cost $5,903,030)		8,590,582

United Kingdom 9.8%
Multiline Retail 2.4%
B&M European Value Retail SA	297,851	1,903,575

Pharmaceuticals 4.7%
AstraZeneca PLC	34,000	3,714,703

Tobacco 2.7%
British American Tobacco PLC	60,000	2,152,951
Total United Kingdom (Cost $6,454,282)		7,771,229

Finland 6.6%
Insurance 2.4%
Sampo OYJ ''A''	48,000	1,901,863

Oil, Gas & Consumable Fuels 4.2%
Neste OYJ	63,000	3,322,105
Total Finland (Cost $3,679,851)		5,223,968

Netherlands 6.4%
Beverages 1.1%
Heineken NV	10,000	889,769

Professional Services 2.6%
Wolters Kluwer NV	24,000	2,049,892

Semiconductors & Semiconductor Equipment 2.7%
ASML Holding NV	5,700	2,103,398
Total Netherlands (Cost $3,095,763)		5,043,059

Denmark 5.4%
Electrical Equipment 1.9%
Vestas Wind Systems A/S	9,402	1,525,578

Pharmaceuticals 3.5%
Novo Nordisk A/S ''B''	40,000	2,768,518
Total Denmark (Cost $2,694,835)		4,294,096

	Shares	Value ($)
Italy 3.7%
Electric Utilities 3.7%
Enel SpA (Cost $2,588,934)	340,000	2,957,438

Ireland 3.3%
Food Products 3.3%
Kerry Group PLC ''A'' (Cost $1,727,468)	20,000	2,567,994

Sweden 3.0%
Banks 1.7%
Swedbank AB ''A''	85,000	1,337,115

Household Products 1.3%
Essity AB ''B''	30,000	1,015,335
Total Sweden (Cost $1,835,878)		2,352,450

Spain 2.3%
Construction & Engineering 2.3%
Ferrovial SA (Cost $1,677,214)	75,000	1,824,859

Australia 1.9%
Metals & Mining 1.9%
BHP Group PLC (a) (Cost $1,028,013)	71,100	1,519,083
Total Common Stocks (Cost $62,028,633)		77,732,779

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.09% (Cost $1,091,889) (b)	1,091,889	1,091,889

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $63,120,522)	99.8	78,824,668
Other Assets and Liabilities, Net	0.2	151,060
Net Assets	100.0	78,975,728

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b) (c)
1,808,469	–	1,808,469	(d) –	–	8,804	–	–	–
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.09% (b)
730,688	11,515,131	11,153,930	–	–	2,927	–	1,091,889	1,091,889
2,539,157	11,515,131	12,962,399	–	–	11,731	–	1,091,889	1,091,889

*	Non-income producing security.
(a)	BHP Group PLC is domiciled in Australia and is listed on the London Stock Exchange.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
France	$18,918,025	$—	$—	$18,918,025
Germany	16,669,996	—	—	16,669,996
Switzerland	8,590,582	—	—	8,590,582
United Kingdom	7,771,229	—	—	7,771,229
Finland	5,223,968	—	—	5,223,968
Netherlands	5,043,059	—	—	5,043,059
Denmark	4,294,096	—	—	4,294,096
Italy	2,957,438	—	—	2,957,438
Ireland	2,567,994	—	—	2,567,994
Sweden	2,352,450	—	—	2,352,450
Spain	1,824,859	—	—	1,824,859
Australia	1,519,083	—	—	1,519,083
Short-Term Instruments	1,091,889	—	—	1,091,889
Total	$78,824,668	$—	$—	$78,824,668

(e) See Schedule of Investments for additional detailed categorizations.